UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/06

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Intermediate Municipal Bond Fund, Inc.
Statement of Investments
Febraury 28, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--97.6%	Amount ($)		Value ($)

Alabama--1.8%

Jefferson County, Limited Obligation School Warrants:
5.50%, 1/1/2021	7,500,000		8,176,650
5.25%, 1/1/2023	5,500,000		5,863,220

McIntosh Industrial Development Board, EIR
4.65%, 6/1/2008	475,000		482,581

Alaska--3.9%

Alaska International Airports, Revenue:
5.50%, 10/1/2011 (Insured; AMBAC)	2,560,000		2,791,424
5.50%, 10/1/2012 (Insured; AMBAC)	1,620,000		1,780,186

Alaska Student Loan Corp., Student Loan Revenue
6%, 7/1/2016 (Insured; AMBAC)	6,380,000		6,824,495

Anchorage:
5.875%, 12/1/2010 (Insured; FGIC)	2,365,000	a	2,605,615
5.875%, 12/1/2010 (Insured; FGIC)	1,500,000	a	1,652,610
Electric Utility Revenue:
6.50%, 12/1/2008 (Insured; MBIA)	2,755,000		2,966,942
6.50%, 12/1/2009 (Insured; MBIA)	2,910,000		3,207,722
5.875%, 2/1/2010 (Insured; FSA)	3,175,000	a	3,449,447

Northern Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
6%, 6/1/2013	4,745,000		5,020,447
6.20%, 6/1/2022	2,030,000		2,121,817

Arizona--.3%

Glendale Municipal Property Corp., Excise Tax Revenue
5%, 7/1/2017 (Insured; AMBAC)	2,160,000		2,312,453

Arkansas--.2%

Springdale, Sales and Use Tax Revenue
4%, 7/1/2016 (Insured; MBIA)	1,575,000		1,562,810

California--8.7%

ABAG Finance Authority for Nonprofit Corp.,
Revenue (San Diego Hospital Association)
5.125%, 3/1/2018	1,000,000		1,047,940

Alameda County Unified School District
Zero Coupon, 8/1/2018 (Insured; FSA)	3,785,000		2,232,052

California, GO,
Various Purpose:
5%, 6/1/2016	5,000,000		5,390,200
5%, 6/1/2016	9,875,000		10,610,885
5%, 8/1/2022	5,000,000		5,314,550

California Health Facilities Financing Authority,
Revenue (Cedars Sinai Medical Center)
5%, 11/15/2019	1,500,000		1,580,730

California Infrastructure and Economic Development,
Bank Revenue (Bay Area Toll Bridges- 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	3,300,000		3,607,197

California Pollution Control Financing Authority,
PCR (San Diego Gas and Electric Co.)
5.90%, 6/1/2014 (Insured; MBIA)	2,100,000		2,411,535

California Public Works Board, LR
(Department of Mental Health - Coalinga)
5.50%, 6/1/2018	3,000,000		3,343,770

California Statewide Community Development Authority:
MFHR (Equity Residential) 5.20%, 6/15/2009	3,000,000		3,110,100
Revenue (Huntington Memorial Hospital) 5%, 7/1/2017	2,895,000		3,071,132

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2016 (Insured; FGIC)	3,295,000		3,688,818

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
0/7%, 1/1/2008	5,000,000	b	5,326,250

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
5.75%, 6/1/2008	6,950,000	a	7,299,446
5%, 6/1/2019	2,000,000		2,078,080

Los Angeles County Public Works Financing Authority,
Revenue (Regional Park and Open Space District):
5%, 10/1/2007	3,635,000	a	3,765,896
5%, 10/1/2019	1,915,000		1,979,114

Palomar Pomerado Health, GO
5%, 8/1/2020 (Insured; AMBAC)	2,130,000		2,288,025

San Francisco Bay Area Rapid Transit District, Sales
Tax Revenue 5%, 7/1/2018 (Insured; MBIA)	3,000,000		3,252,480

Colorado--1.3%

Denver City and County, Airport Revenue
5%, 11/15/2008 (Insured; XLCA)	5,000,000		5,161,550

El Paso County School District
(Number 11 Colorado Springs):
6.25%, 12/1/2009	1,000,000		1,097,400
6.50%, 12/1/2010	2,000,000		2,259,640
6.50%, 12/1/2011	2,040,000		2,347,224

Connecticut--.1%

Mashantucket Western Pequot Tribe,
Special Revenue 5.60%, 9/1/2009	1,000,000	c	1,047,040

District of Columbia--.5%

District of Columbia 6%, 6/1/2012 (Insured; MBIA)	3,280,000		3,688,065

Florida--3.1%

Broward County, Airport System Revenue
(Convertible Lien) 5.25% 10/1/2011 (Insured; AMBAC)	1,525,000		1,587,677

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2015 (Insured; MBIA)	4,060,000	4,368,073

Collier County, Gas Tax Revenue
5.25%, 6/1/2019 (Insured; AMBAC)	2,190,000	2,381,691

Hillsborough County Industrial Development Authority,
PCR (Tampa Electric Co. Project)
5.10%, 10/1/2013	5,000,000	5,216,200

Miami-Dade County School Board, COP
5.25%, 10/1/2017 (Insured; FGIC)	5,000,000	5,464,550

Palm Beach County School Board, COP
5.375%, 8/1/2014 (Insured; AMBAC)	4,000,000	4,435,840

Polk County, Utility System Revenue
5.25%, 10/1/2018 (Insured; FGIC)	2,000,000	2,182,040

Georgia--2.1%

Athens Housing Authority, Student Housing LR
(Ugaref East Campus Housing):
5.25%, 12/1/2015 (Insured; AMBAC)	2,560,000	2,758,374
5.25%, 12/1/2016 (Insured; AMBAC)	2,700,000	2,902,446

Milledgeville-Baldwin County Development Authority,
Revenue (Georgia College and State University
Foundation):
6%, 9/1/2010	1,275,000	1,370,319
5.25%, 9/1/2019	1,710,000	1,801,246

Municipal Electric Authority of Georgia
(Combustion Turbine Project):
5.25%, 11/1/2012 (Insured; MBIA)	2,735,000	2,979,345
5.25%, 11/1/2016 (Insured; MBIA)	5,000,000	5,435,900

Hawaii--.3%

Kuakini Health System, Special Purpose Revenue
5.50%, 7/1/2012	2,575,000	2,714,076

Illinois--3.5%

Chicago Housing Authority, Revenue (Capital Program):
5%, 7/1/2009	2,500,000		2,602,350
5.25%, 7/1/2010	2,420,000		2,567,547

Chicago O'Hare International Airport, Revenue:
(Second Lien) 5.25%, 1/1/2010 (Insured; AMBAC)	3,095,000		3,252,164
(Third Lien) 5.50%, 1/1/2015 (Insured; CIFG)	6,450,000		7,129,636

Chicago Park District, GO Limited Tax Park:
5.50%, 7/1/2011 (Insured; FGIC)	4,005,000	a	4,378,707
5.50%, 1/1/2020 (Insured; FGIC)	1,300,000		1,404,234

Illinois Health Facilities Authority, Revenue
(Passavant Memorial Area Hospital Association)
5.65%, 10/1/2016	4,850,000		5,181,643

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue
(McCormick Place) 0/5.55%, 6/15/2021
(Insured; MBIA)	2,500,000	b	2,002,575

Indiana--1.9%

Indiana Health Facility Financing Authority,
HR (Clarian Health Partners, Inc.):
5.50%, 2/15/2007	3,000,000	a	3,116,400
5.50%, 2/15/2007	5,000,000	a	5,194,000

Indianapolis Local Public Improvement Bond Bank
6.50%, 1/1/2011 (Insured; FSA)	6,415,000		7,229,897

Kansas--1.8%

Wyandotte County/Kansas City Unified Government:
Tax-Exempt Sales Tax Special Obligation Revenue
(Redevelopment Project Area B) 4.75%, 12/1/2016	3,800,000		3,902,828
Utility System Revenue
5.65%, 9/1/2018 (Insured; AMBAC)	9,130,000		10,515,112

Kentucky--.5%

Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009	4,000,000		4,286,800

Louisiana--.4%

Morehouse Parish, PCR
(International Paper Co. Project) 5.25%, 11/15/2013	2,000,000		2,098,040

Plaquemines Parish Law Enforcement District,
Certificates of Indebtedness
4.50%, 3/1/2012 (Insured; FGIC)	1,175,000		1,222,529

Maryland--.7%

Maryland Department of Transportation
Consolidated Transportation 5%, 5/1/2016	5,000,000		5,422,350

Massachusetts--5.3%

Boston Water and Sewer Commission, Revenue
5%, 11/1/2020	5,760,000		6,189,293

Massachusetts, Consolidated Loan
5%, 12/1/2010	3,000,000		3,189,840

Massachusetts Bay Transportation Authority, Sales Tax
Revenue 5.50%, 7/1/2017	5,000,000		5,705,150

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue
(Project Number 6) 5.25%, 7/1/2015 (Insured; MBIA)	4,000,000		4,321,160

Massachusetts Water Resource Authority:
5.25%, 8/1/2019 (Insured; MBIA)	8,420,000		9,438,988
5%, 8/1/2022 (Insured; MBIA)	9,875,000		10,711,807

University of Massachusetts Building Authority,
Project Revenue 5.25%, 11/1/2013 (Insured;
AMBAC)	3,500,000	a	3,857,455

Michigan--4.2%

Detroit Local Development Finance Authority
5.20%, 5/1/2010	5,745,000		5,894,025

Greater Detroit Resource Recovery Authority, Revenue
6.25%, 12/13/2008 (Insured; AMBAC)	7,755,000		8,304,209

Michigan Building Authority, Revenue
(State Police Communications System)
5.25%, 10/1/2013	1,945,000		2,139,500

Michigan Hospital Finance Authority, Revenue:
8.111%, 11/15/2007	5,750,000	c,d	6,075,622
(Oakwood Obligation Group)
5.50%, 11/1/2011	3,500,000		3,775,415
(Sparrow Obligation Group):
5.25%, 11/15/2011	2,500,000		2,664,375
5.75%, 11/15/2016	3,250,000		3,523,423

Michigan Municipal Bond Authority, Revenue
(Drinking Water Revolving Fund)
5.25%, 10/1/2009	2,370,000	a	2,510,825

Minnesota--1.1%

Lakeville Independent School District Number 194, GO
5%, 2/1/2018 (Insured; FSA)	5,000,000		5,326,150

Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Project):
5%, 11/15/2017	3,000,000		3,006,420
5.75%, 11/15/2021	1,000,000		1,078,220

Mississippi--.2%

Walnut Grove Correctional Authority, COP
5.50%, 11/1/2007 (Insured; AMBAC)	1,855,000		1,916,957

Missouri--1.5%

Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)
6%, 6/1/2020	3,160,000		3,670,940

Missouri Health and Educational
Facilities Authority, Revenue
(SSM Health Care) 5%, 6/1/2007	2,940,000		2,993,949

Saint Louis, Airport Revenue
(Airport Development Program):
5.50%, 7/1/2010 (Insured; MBIA)	1,565,000		1,687,039
5.50%, 7/1/2010 (Insured; MBIA)	1,435,000		1,548,695
5.625%, 7/1/2011 (Insured; MBIA)	2,500,000	a	2,748,350

Nevada--1.3%

Director of the State of Nevada Department of Business
and Industry, SWDR (Republic Services, Inc. Project)
5.625%, 6/1/2018	5,000,000		5,468,450

Washoe County, Water Facility Revenue
(Sierra Pacific Power Co.)
5%, 7/1/2009	5,000,000		5,054,700

New Jersey--4.8%

Bayonne, TAN 5%, 12/11/2006	1,500,000		1,506,660

Camden County Improvement Authority,
Health Care Redevelopment Project Revenue
(The Cooper Health System Obligated Group Issue)
5.25%, 2/15/2020	3,000,000		3,147,480

Casino Reinvestment Development Authority,
Revenue 5.25%, 6/1/2019 (Insured; MBIA)	5,000,000		5,440,950

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5.375%, 6/15/2015	3,300,000		3,581,127
5.50%, 6/15/2016	1,000,000		1,094,130
School Facilities Revenue
(Construction 2001) 5.25%, 6/15/2010 (Insured; AMBAC)	10,030,000		10,726,182

New Jersey Educational Facilities Authority, Revenue:
(Rider University):
5%, 7/1/2010 (Insured; Radian)	1,880,000		1,962,908
5%, 7/1/2011 (Insured; Radian)	1,970,000		2,069,130
(Rowan University) 5.25%, 7/1/2016 (Insured; MBIA)	2,000,000		2,195,060

New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital) 6%, 7/1/2012	3,425,000		3,715,303

New Jersey Turnpike Authority, Revenue
5.625%, 1/1/2010 (Insured MBIA)	3,910,000	a	4,212,595

New Mexico--.6%

Jicarilla, Apache Nation Revenue:
5%, 9/1/2011	1,500,000		1,569,120
5%, 9/1/2013	2,905,000		3,050,453

New York--6.2%

Dutchess County Industrial Development Agency,
Industrial Development (IBM Project)
5.45%, 12/1/2009	2,000,000		2,110,640

New York City:
6.25%, 8/1/2006	640,000	a	657,370
6.25%, 8/1/2009	830,000		851,646
5%, 6/1/2016 (Insured; FSA)	3,395,000		3,680,757
5%, 4/1/2020	2,500,000		2,654,625
5%, 4/1/2022	5,110,000		5,398,306

New York City Industrial Development Agency,
Special Facility Revenue (American Airlines, Inc.
John F. Kennedy International Airport Project):
7.125%, 8/1/2011	2,000,000		2,054,860
7.50%, 8/1/2016	1,500,000		1,598,160

New York State Dormitory Authority, Revenue:
(Lenox Hill Hospital Obligation Group)
5.50%, 7/1/2011	1,000,000		1,024,290
State University Educational Facilities
5.50%, 5/15/2010	2,000,000		2,146,020

New York State Local Government
Assistance Corporation:
5.25%, 4/1/2016	3,425,000		3,786,783
5.25%, 4/1/2016 (Insured; FSA)	2,200,000		2,435,664

New York State Power Authority
5%, 11/15/2018 (Insured; FGIC)	1,225,000		1,329,407

New York State Thruway Authority:
Highway and Bridge Trust Fund
7.338%, 4/1/2018 (Insured; AMBAC)	2,500,000	c,d	2,921,850
Service Contract Revenue (Local Highway and Bridge):
5.50%, 4/1/2012	3,950,000		4,341,248
5.50%, 4/1/2013 (Insured; XLCA)	5,000,000		5,455,350

New York State Urban Development Corp.:
Corporate Purpose 5.125%, 7/1/2019	2,000,000		2,145,680
Personal Income Tax 5.25%, 3/15/2011	1,565,000		1,679,214

Tobacco Settlement Financing Corp. of New York,
Revenue 5.50%, 6/1/2018	4,000,000		4,364,880

North Carolina--4.8%

North Carolina Eastern Municipal Power Agency,
Power System Revenue:
5.125%, 1/1/2014	3,000,000		3,199,170
5%, 1/1/2020 (Insured; AMBAC)	5,000,000		5,371,650
5.25%, 1/1/2020 (Insured; AMBAC)	5,000,000		5,501,950
5%, 1/1/2021	1,200,000		1,320,672

North Carolina Medical Care Commission, Revenue:
(FHA Insured Mortgage - Morehead Memorial Hospital)
5%, 11/1/2020 (Insured; FSA)	5,000,000		5,325,200
Retirement Facilities
(The United Methodist Retirement Homes Project):
4.75%, 10/1/2013	1,000,000		1,011,590
5.125%, 10/1/2019	1,250,000		1,279,913

North Carolina Municipal Power Agency,
Electric Revenue (Number 1 Catawba):
5.25%, 1/1/2016 (Insured; FSA)	2,540,000		2,763,926
5.25%, 1/1/2017 (Insured; FSA)	10,000,000		10,794,000

Raleigh Durham Airport Authority, Airport Revenue
5.25%, 11/1/2012 (Insured; FGIC)	2,365,000		2,553,916

Ohio--2.0%

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
5.50%, 1/1/2014	4,000,000		4,335,880
6%, 1/1/2017	5,000,000		5,559,900

Knox County, Hospital Facilities Revenue
(Knox Community Hospital)
5%, 6/1/2012 (Insured; Radian)	1,500,000		1,575,960

Ohio, GO (Common Schools Capital Facilities)
5.75%, 6/15/2009	5,000,000	a	5,353,150

Oklahoma--.3%

Oklahoma Development Finance Authority, LR
(Oklahoma State System Higher Education):
4%, 6/1/2007	1,020,000		1,026,722
4%, 6/1/2008	1,060,000		1,070,515

Oregon--1.2%

Gilliam County, SWDR
4.15%, 5/1/2009	3,400,000		3,401,122

Washington County Unified Sewer Agency,
Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)	5,670,000		6,354,766

Pennsylvania--8.3%

Allegheny County, Airport Revenue (Pittsburgh
International Airport) 5.75%, 1/1/2011 (Insured; MBIA)	5,000,000		5,398,500

Allegheny County Industrial Development Authority,
PCR 4.05%, 9/1/2011 (Insured; AMBAC)	4,000,000		4,083,800

Carbon County Industrial Development Authority, RRR
(Panther Creek Partners Project) 6.65%, 5/1/2010	8,925,000		9,429,262

Delaware County Industrial Development Authority
(Resource Recovery Facility) 6.10%, 7/1/2013	8,000,000		8,384,640

Delaware River Joint Toll Bridge Commission,
Bridge Revenue 5.25%, 7/1/2013	2,500,000		2,718,525

Delaware Valley Regional Finance Authority,
Local Government Revenue 5.75%, 7/1/2017	6,830,000		7,773,701

Erie County Hospital Authority, Revenue
(Hamot Health Foundation)
5.375%, 5/15/2010 (Insured; AMBAC)	2,340,000		2,422,438

Erie County Industrial Development Authority,
EIR (International Paper Co. Project)
5.25%, 9/1/2010	2,100,000		2,180,094

Montgomery County Higher Education and Health
Authority, HR (Abington Memorial)
6.10%, 6/1/2012 (Insured; AMBAC)	5,000,000		5,622,100

Montgomery County Industrial Development
Authority, Mortgage Revenue (Whitemarsh
Continuing Care) 6%, 2/1/2021	5,000,000		5,257,000

Pennsylvania Higher Educational Facilities Authority
(UPMC Health System) 6.25%, 1/15/2015	3,660,000		4,054,402

Rose Tree Media School District
5.25%, 2/1/2018 (Insured; FSA)	5,900,000		6,483,569

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6%, 12/1/2012	2,000,000		2,206,340

State Public School Building Authority, School
LR (Colonial Intermediate Unit)
5.25%, 5/15/2019 (Insured; FGIC)	2,175,000		2,392,348

Rhode Island--1.2%

Rhode Island Health and Educational Building Corp.:
Health Facilities Revenue (San Antoine)
5.50%, 11/15/2009	2,725,000		2,835,390
Hospital Financing Revenue (Lifespan Obligated
Group Issue):
5.75%, 5/15/2007 (Insured; MBIA)	5,000,000	a	5,234,250
5.75%, 5/15/2008 (Insured; MBIA)	560,000		585,519
Revenue (Roger Williams University)
5%, 11/15/2021 (Insured; Radian)	1,360,000		1,413,706

South Carolina--3.2%

Anderson County, IDR (Federal Paper Board)
4.75%, 8/1/2010	4,520,000	4,563,934

Berkeley County School District, Installment
Purchase Revenue (Securing Assets for Education)
5.25%, 12/1/2021	9,395,000	9,901,766

Charleston Educational Excellence Financing Corp.,
Installment Purchase Revenue (Charleston County
School District, South Carolina Project)
5.25%, 12/1/2021	5,000,000	5,391,500

Dorchester County School District Number 002, Installment
Purpose Revenue (Growth Remedy Opportunity
Tax Hike) 5.25%, 12/1/2021	5,000,000	5,322,600

Hilton Head Island Public Facilities Corp., COP
5%, 3/1/2013 (Insured; AMBAC)	1,065,000	1,141,968

Tennessee--2.0%

Johnson City Health and Educational Facility Board, HR
(Medical Center Hospital Improvement)
5.125%, 7/1/2011 (Insured; MBIA)	6,720,000	7,072,598

The Health, Educational and Housing Facility
Board of Shelby County,
Revenue (Baptist Memorial Health Care)
5%, 10/1/2008	5,000,000	5,141,600

Tennessee Housing Development Agency
(Homeownership Program):
5.20%, 7/1/2010	1,815,000	1,891,865
5.30%, 7/1/2011	2,140,000	2,228,532

Texas--7.3%

Bexar County, Revenue (Venue)
5.75%, 8/15/2013 (Insured; MBIA)	5,000,000	5,428,850

Cypress - Fairbanks Independent School District, Schoolhouse
(Permanent School Fund Guaranteed)
6.75%, 2/15/2010	1,700,000	a	1,900,141

Dallas - Fort Worth International Airport, Revenue
Facility Improvement Corp.
(Bombardier Inc.) 6.15%, 1/1/2016	4,000,000		4,039,520

Gulf Coast Waste Disposal Authority,
Revenue (Bayport Area System)
5%, 10/1/2014 (Insured; AMBAC)	2,065,000		2,231,749

Harris County Health Facilities Development Corp., HR
(Memorial Hermann Hospital System)
5.50%, 6/1/2012 (Insured; FSA)	8,295,000		9,033,338

Houston, Combined Utility System, First Lien Revenue:
5.25%, 5/15/2012 (Insured; MBIA)	2,750,000		2,983,420
5.25%, 11/15/2017 (Insured; FSA)	5,000,000		5,573,700

Lewisville,
Combination Tax and Revenue Certificates of Obligation
5.25%, 2/15/2020 (Insured; MBIA)	1,230,000		1,339,642

Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services Corp. Project)
5%, 5/15/2010 (Insured; FGIC)	4,200,000		4,386,606

Port Corpus Christi Industrial Development Corp.,
Revenue (Valero):
5.125%, 4/1/2009	2,250,000		2,349,945
5.40%, 4/1/2018	1,500,000		1,566,570

San Antonio, Electric and Gas Revenue
5%, 2/1/2018	5,000,000		5,217,900

Tarrant County Health Facilities Development Corp.,
Health Systems Revenue:
(Harris Methodist Health Systems) 6%, 9/1/2010	7,725,000		8,356,596
(Health Resources Systems)
5.75%, 2/15/2014 (Insured; MBIA)	5,000,000		5,589,850

Texas Municipal Power Agency, Revenue
Zero Coupon, 9/1/2009 (Insured; AMBAC)	170,000		150,117

Utah--3.0%

Carbon County, SWDR
(Sunnyside Cogeneration-A) 6.375%, 8/15/2011	8,450,000		8,611,226

Jordanelle Special Service District
(Special Assessment Improvement District)
8%, 10/1/2011	4,475,000		4,687,786

Orem, Sales Tax Revenue 5%, 4/15/2015
(Insured; AMBAC)	3,325,000		3,532,813

Utah Building Ownership Authority, LR
(State Facilities Master Lease Program)
5%, 5/15/2017	2,950,000		3,148,447

Utah County, EIR (USX Corporation Project)
5.05%, 11/1/2011	4,480,000		4,729,133

Virginia--3.7%

Arlington County Industrial Development Authority, RRR
(Ogden Martin System of Alexandria/Arlington
Inc. Project) 5.375%, 1/1/2012 (Insured; FSA)	2,530,000		2,629,657

Greater Richmond Convention Center Authority,
Hotel Tax Revenue (Convention Center
Expansion Project) 6%, 6/15/2010	2,000,000	a	2,212,040

Newport News, GO General Improvement Water
5.25%, 2/1/2016	5,575,000		6,219,470

Peninsula Ports Authority, Revenue
(Port Facility - CSX Transportation Project)
6%, 12/15/2012	4,150,000		4,632,894

Tobacco Settlement Financing Corp. of Virginia:
4%, 6/1/2013	6,590,000		6,591,318
5.25%, 6/1/2019	3,000,000		3,082,800

Virginia Beach, GO Public Improvement
5%, 1/15/2017	4,000,000		4,362,880

Virginia College Building Authority, Educational
Facilities Revenue (Hampden - Sydney College
Project) 5%, 9/1/2016	1,000,000		1,030,110

Washington--1.9%

Energy Northwest,
Revenue (Wind Project)
5.60%, 1/1/2007	2,530,000	a	2,648,910

Goat Hill Properties, LR (Government
Office Building Project) 5.25%, 12/1/2020
(Insured; MBIA)	2,710,000		2,942,410

Seattle Municipal Light and Power, Revenue:
5.25%, 3/1/2010 (Insured; FSA)	50,000		53,121
7.196%, 3/1/2010 (Insured; FSA)	6,500,000	c,d	7,311,395

Washington:
5.75%, 10/1/2012	20,000		21,891
5.75%, 10/1/2012	2,305,000		2,513,603

West Virginia--.4%

West Virginia Economic Development Authority, LR
(Department of Environmental Protection)
5.50%, 11/1/2022	2,895,000		3,201,378

Wisconsin--.6%

Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	1,000,000		972,420

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Medical Group, Inc.)
6%, 11/15/2011 (Insured; FSA)	3,500,000		3,898,580

U.S. Related--1.4%

Childrens Trust Fund of Puerto Rico, Tobacco Settlement Revenue:
5.75%, 7/1/2010	2,500,000		2,724,100
5.75%, 7/1/2010	5,000,000	a	5,448,200
5.75%, 7/1/2010	3,300,000	a	3,595,812

Total Long Term Municipal Investments
(cost $785,157,691)			802,513,219
Short-Term Municipal Investments--1.7%

Missouri--.3%
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (Saint Francis Medical Center)
2.96% (LOC; Bank of America)	2,200,000	e	2,200,000
Rhode Island--.3%
Rhode Island Health and Educational Building Corp.,
Educational Institution Revenue (Saint Mary Academy-
Bay View Issue) 2.98% (LOC; Citizens Bank of Rhode Island)	2,400,000	e	2,400,000
Tennessee--.4%
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) 2.98% (LOC; Bank of America)	3,500,000	e	3,500,000
Washington--.6%
Washington Health Care Facilities Authority,
Revenue (Providence Services) 2.95% (Insured; MBIA)	5,100,000	e	5,100,000
Wisconsin--.1%
Wisconsin Health and Educational Facilities Authority,
Revenue (ProHealth Care, Inc. Obligated Group)
2.96% (Insured; AMBAC and LOC; Bank One)	1,050,000	e	1,050,000
Total Short-Term Municipal Investments
(cost $14,250,000)			14,250,000
Total Investments (cost $799,407,691)	99.3%		816,763,219
Cash and Receivables (Net)	.7%		5,467,020
Net Assets	100.0%		822,230,239

Summary of Abbreviations
ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments:
a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $17,355,907 or
2.1% of net assets.
d Inverse floater security--the interest rate is subject to change periodically.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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